Share-Based Compensation - Summary of Movements in Shares (Detail)	6 Months Ended
Jun. 30, 2018 shares
Disclosure of movement of potential shares [line items]
Potential Shares, Beginning balance	4,297,680
Potential Shares, Granted	1,319,604
Potential Shares, Over performance	295,517
Potential Shares, Vested	(182,716)
Potential Shares, Forfeited	(161,222)
Potential Shares, Ending balance	5,568,863
Performance-Based RSU [member]
Disclosure of movement of potential shares [line items]
Potential Shares, Beginning balance	3,257,840
Potential Shares, Granted	701,109
Potential Shares, Over performance	295,517
Potential Shares, Vested	(34,580)
Potential Shares, Forfeited	(134,163)
Potential Shares, Ending balance	4,085,723
Restricted Stock Units [member]
Disclosure of movement of potential shares [line items]
Potential Shares, Beginning balance	944,500
Potential Shares, Granted	587,786
Potential Shares, Vested	(80,000)
Potential Shares, Forfeited	(27,059)
Potential Shares, Ending balance	1,425,227
Equity Awards Plans [member]
Disclosure of movement of potential shares [line items]
Potential Shares, Beginning balance	95,340
Potential Shares, Granted	30,709
Potential Shares, Vested	(68,136)
Potential Shares, Ending balance	57,913